Goodwill and Inatangible Assets (Details) - Schedule of amortization expenses of the intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Inatangible Assets (Details) - Schedule of amortization expenses of the intangible assets [Line Items]
Amortisation expense, total	$ 304
Cost of sales [Member]
Goodwill and Inatangible Assets (Details) - Schedule of amortization expenses of the intangible assets [Line Items]
Amortisation expense, total
Sales and marketing [Member]
Goodwill and Inatangible Assets (Details) - Schedule of amortization expenses of the intangible assets [Line Items]
Amortisation expense, total
General and administrative [Member]
Goodwill and Inatangible Assets (Details) - Schedule of amortization expenses of the intangible assets [Line Items]
Amortisation expense, total	$ 304